Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Financial assets
Interest-bearing deposits with banks	$ 38,345	$ 36,471
Trading
Trading securities	146,534	128,258
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	306,961	294,602
Loans	618,856	576,818
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(70,411)	(19,776)
Derivatives	101,560	94,039
Deposits
Personal	294,732	270,154
Business and government	565,482	533,522
Bank	25,791	32,521
Other
Obligations related to securities sold short	35,069	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	226,586	206,814
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(70,411)	(19,776)
Total derivatives	98,543	90,238
Level 3 [member]
Derivatives
Financial assets	2,954	2,967
Derivatives
Financial liabilities	1,376	1,596
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(710)	(583)
Financial assets	(710)	(583)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(710)	(583)
Financial liabilities	(710)	(583)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	57,801	42,410
Investment
Investment securities	252	42
Derivatives
Total gross derivatives, assets	2,853	5,869
Other assets	1,119	1,020
Financial assets	62,025	49,341
Other
Obligations related to securities sold short	20,512	17,732
Derivatives
Total gross derivatives, liabilities	2,675	4,369
Other liabilities	102	170
Financial liabilities	23,289	22,271
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	22,283	20,274
Trading
Trading securities	87,433	84,503
Investment
Investment securities	56,960	48,028
Assets purchased under reverse repurchase agreements and securities borrowed	246,068	219,108
Loans	9,294	8,929
Derivatives
Total gross derivatives, assets	98,994	88,176
Other assets	1,960	288
Financial assets	522,992	469,306
Deposits
Personal	17,378	14,362
Business and government	111,540	102,591
Bank	3,032	7,072
Other
Obligations related to securities sold short	14,557	14,515
Obligations related to assets sold under repurchase agreements and securities loaned	218,612	201,839
Derivatives
Total gross derivatives, liabilities	95,418	85,309
Other liabilities	(1,280)	(1,654)
Financial liabilities	459,257	424,034
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,300	1,345
Investment
Investment securities	474	429
Loans	680	551
Derivatives
Total gross derivatives, assets	423	577
Other assets	77	65
Financial assets	2,954	2,967
Deposits
Personal	156	390
Business and government		(5)
Derivatives
Total gross derivatives, liabilities	1,160	1,143
Other liabilities	60	68
Financial liabilities	1,376	1,596
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	14,655	8,342
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	5,474	6,231
Investment
Investment securities	657	238
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	11,282	11,350
Investment
Investment securities	2,898	1,554
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	2,050	2,068
Investment
Investment securities	210
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	39,584	31,030
Investment
Investment securities	20,666	18,136
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	58	66
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	2,786	1,151
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	3,710	9,018
Investment
Investment securities	4,251	1,470
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	482	1,001
Investment
Investment securities	2,675	2,174
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	27
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,333	1,023
Investment
Investment securities	849	863
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2	110
Total gross fair value [member] | Corporate debt and other debt [member] | Level 1 [member]
Trading
Trading securities	1	2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	23,643	22,303
Investment
Investment securities	17,537	17,227
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	21	21
Investment
Investment securities	153	192
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	38,309	30,847
Investment
Investment securities	42	42
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	1,925	2,547
Investment
Investment securities	127	127
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,219	1,148
Investment
Investment securities	294	237
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,300	6,239
Total gross fair value [member] | Interest rate contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	1	1
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	46,095	33,862
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	349	222
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	40,768	43,253
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	48	53
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	169	38
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,852	5,868
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	12,674	11,654
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	11	296
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(712)	(631)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	15	6
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	39,165	29,620
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	934	726
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	40,183	41,836
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	27	32
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	282	94
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	2,675	4,369
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	15,776	13,730
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	206	380
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	12	29
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(7)	5
Recurring [member]
Financial assets
Interest-bearing deposits with banks	22,283	20,274
Trading
Trading securities	146,534	128,258
Investment
Investment securities	57,686	48,499
Assets purchased under reverse repurchase agreements and securities borrowed	246,068	219,108
Loans	9,974	9,480
Derivatives
Total gross derivatives, assets	102,270	94,622
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(710)	(583)
Derivatives	101,560	94,039
Other assets	3,156	1,373
Financial assets	587,261	521,031
Deposits
Personal	17,534	14,752
Business and government	111,540	102,586
Bank	3,032	7,072
Other
Obligations related to securities sold short	35,069	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	218,612	201,839
Derivatives
Total gross derivatives, liabilities	99,253	90,821
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(710)	(583)
Total derivatives	98,543	90,238
Other liabilities	(1,118)	(1,416)
Financial liabilities	483,212	447,318
Recurring [member] | Level 3 [member]
Derivatives
Financial assets	1,794	1,824	$ 1,752
Derivatives
Financial liabilities	(216)	(453)	$ (489)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	20,129	14,573
Investment
Investment securities	657	238
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	11,282	11,350
Investment
Investment securities	2,898	1,554
Recurring [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	41,692	33,164
Investment
Investment securities	20,876	18,136
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	6,496	10,169
Investment
Investment securities	4,251	1,470
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	482	1,001
Investment
Investment securities	2,702	2,174
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,335	1,133
Investment
Investment securities	849	863
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	23,665	22,326
Investment
Investment securities	17,690	17,419
Recurring [member] | Equity securities [member]
Trading
Trading securities	41,453	34,542
Investment
Investment securities	463	406
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,300	6,239
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	46,445	34,085
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	40,816	43,306
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	169	38
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	15,537	17,818
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(697)	(625)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	40,099	30,346
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	40,210	41,868
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	282	94
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	18,657	18,479
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ 5	$ 34